Organization (Details Narrative) - USD ($)	May 31, 2025	Apr. 30, 2025	Mar. 31, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deferred transaction costs				$ 505,000
First One Month [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Delay fees			$ 35,000.0
Second One Month [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Delay fees		$ 50,000.0
Each Subsequent One Month [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Delay fees	$ 70,000.0